INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities:
Net loss		$ (2,127)	$ (2,864)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		37	52
Stock-based compensation related to options granted to employees and directors		133	717
Change in operating lease liability		2	4
Decrease (increase) in other accounts receivable and prepaid expenses		109	(490)
Increase in accounts payables		250	717
Increase in interest expense		82
Change in fair value of warrant liability			179
Increase in employees related liability and accrued expenses		194	412
Net cash used in operating activities		(1,320)	(1,631)
Cash flows from financing activities:
Proceeds from issuance of shares in at-the-market (ATM) offering (Note 4)	[1]		685
Proceeds from Issuance of shares for private placement (Note 4)	[1]	970
Proceeds from short-term loans (Note 6)		280	900
Proceeds from warrants issuance (Note 4)	[1]		1,501
Net cash provided by financing activities		1,250	3,086
Increase (decrease) in cash and cash equivalents		(70)	1,455
Cash, cash equivalents and restricted cash at the beginning of the period		276	371
Cash, cash equivalents and restricted cash at end of the period		$ 206	1,826
Non-Cash Activities:
Reclassifying the warrant liability to equity (Note 4)			$ 268

[1]	Presented after neutralizing costs of issuance.